Income Tax	9 Months Ended
Sep. 30, 2018
Notes
Income Tax

Note 5:  Income Tax

The Company is included in the consolidated federal income tax return filed by CMHC, the Company’s ultimate parent. The Company has entered into a tax sharing agreement with CMHC and its subsidiaries. The agreement provides for the allocation of tax expense based on each subsidiary’s contribution to the consolidated federal income tax liability. Pursuant to the agreement, subsidiaries that have incurred losses are reimbursed regardless of the utilization of the loss in the current year. Federal income taxes recoverable from affiliate reported on the balance sheet are due from CMFG Life.

Reconciliation to U.S. Tax Rate

Income tax expense differs from the amount computed by applying the U.S. federal corporate income tax rate of 21% for 2018 and 35% for 2017 to income before income taxes due to the items listed in the following reconciliation:

	Three months ended				Nine months ended
	September 30,		September 30,		September 30,		September 30,
	2018		2017		2018		2017
	Amount	Rate	Amount	Rate	Amount	Rate	Amount	Rate

Tax expense computed at federal corporate tax rate	$ 36	21.0%	$ 433	35.0%	$ 94	21.0%	$ 492	35.0%
Income tax expense (benefit) related to prior years	(30)	(17.4)	(76)	(6.1)	(155)	(34.7)	(81)	(5.8)
Dividends-received deduction	(8)	(4.8)	(2)	(0.2)	(25)	(5.5)	(7)	(0.5)
Other	(1)	(0.5)	(1)	(0.1)	(3)	(0.6)	(3)	(0.2)

Total income tax expense (benefit)	$ (3)	(1.7)%	$ 354	28.6%	$ (89)	(19.8)%	$ 401	28.5%

Tax Reform

The Tax Act made changes to the U.S. tax code, including, but not limited to, reducing the U.S. federal corporate tax rate to 21% effective January 1, 2018.

The Company completed its initial evaluation of the impacts of the Tax Act and recorded a net tax expense of $49 for the quarter ended December 31, 2017 due to the remeasurement of deferred tax assets and liabilities.

The Company has made no adjustments to the impacts initially recorded for the three or nine months ended September 30, 2018. The Company’s accounting for the impacts of the Tax Act is now complete with no material changes to the amount reported at December 31, 2017.